LOANS (Details 4) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
With no related allowance recorded:
Recorded Investment	$ 4,187	$ 5,772	$ 12,229
Unpaid Principal Balance	4,207	5,832	13,745
Average Recorded Investment	4,252	10,904	7,028
Interest Income Recognized	32	127	213
With an allowance recorded:
Recorded Investment	5,362	1,760	0
Unpaid Principal Balance	5,385	1,786	0
Related Allowance	886	1,101	0
Average Recorded Investment	5,369	2,214	0
Interest Income Recognized	0	52	0
Total
Recorded Investment	9,549	7,532	12,229
Unpaid Principal Balance	9,592	7,618	13,745
Related Allowance	886	1,101	0
Average Recorded Investment	9,621	13,118	7,028
Interest Income Recognized	32	179	213
Commercial real estate
With no related allowance recorded:
Recorded Investment	1,838	1,334	8,623
Unpaid Principal Balance	1,838	1,334	10,139
Average Recorded Investment	1,846	5,614	4,562
Interest Income Recognized	21	69	70
With an allowance recorded:
Recorded Investment	0	519	0
Unpaid Principal Balance	0	519	0
Related Allowance	0	62	0
Average Recorded Investment	0	519	0
Interest Income Recognized	0	0	0
Total
Recorded Investment	1,838	1,853	8,623
Unpaid Principal Balance	1,838	1,853	10,139
Related Allowance	0	62	0
Average Recorded Investment	1,846	6,133	4,562
Interest Income Recognized	21	69	70
Commercial
With no related allowance recorded:
Recorded Investment	1,966	4,050	3,202
Unpaid Principal Balance	1,986	4,110	3,202
Average Recorded Investment	2,020	4,894	2,054
Interest Income Recognized	6	38	123
With an allowance recorded:
Recorded Investment	5,362	1,241	0
Unpaid Principal Balance	5,385	1,267	0
Related Allowance	886	1,039	0
Average Recorded Investment	5,369	1,695	0
Interest Income Recognized	0	52	0
Total
Recorded Investment	7,328	5,291	3,202
Unpaid Principal Balance	7,371	5,377	3,202
Related Allowance	886	1,039	0
Average Recorded Investment	7,389	6,589	2,054
Interest Income Recognized	6	90	123
Residential real estate
With no related allowance recorded:
Recorded Investment	383	388	404
Unpaid Principal Balance	383	388	404
Average Recorded Investment	386	396	412
Interest Income Recognized	5	20	20
With an allowance recorded:
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Total
Recorded Investment	383	388	404
Unpaid Principal Balance	383	388	404
Related Allowance	0	0	0
Average Recorded Investment	386	396	412
Interest Income Recognized	5	20	20
Construction and land development
With no related allowance recorded:
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
With an allowance recorded:
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Total
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Consumer
With no related allowance recorded:
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
With an allowance recorded:
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Total
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	$ 0	$ 0	$ 0